Fair Value Measurements (Balances Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 203,104	$ 193,862	$ 158,821
Restricted cash	24,175	16,488	$ 19,030
Restricted cash	24,175	16,488
Investment available for sale	17,300	16,800
Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent payments	2,887	3,038
Cash and cash equivalents	203,104	193,862
Restricted cash	24,175	16,488
Investment available for sale	17,752	17,259
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent payments	0	0
Cash and cash equivalents	203,104	193,862
Restricted cash		16,488
Investment available for sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent payments	0	0
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent payments	2,887	3,038
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	17,752	17,259
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	347	1,212
Restricted cash	$ 0	$ 0